Changes in provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Changes in provisions [Line Items]
Beginning balance		₩ 557,024
Ending balance		804,736	₩ 557,024
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance		338,599	304,202
Transfer To 12 Month Expected Credit Loss		0	0
Transfer To Life Time Expected Credit Loss		0	0
Transfer To Impaired Financial Asset		0	0
Provided		75,558	59,077
Reversed		(22,763)	(29,558)
Provision used		0	0
Foreign exchange translation		(3,154)	2,762
Others	[1]	(20,626)	2,116
Ending balance		367,614	338,599
Unused credit commitments provision | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance		132,028	126,402
Transfer To 12 Month Expected Credit Loss		63,818	42,838
Transfer To Life Time Expected Credit Loss		(9,883)	(9,286)
Transfer To Impaired Financial Asset		(244)	(229)
Reversed		(20,377)	(28,611)
Provision used		0	0
Foreign exchange translation		(1,195)	914
Others	[1]	0	0
Ending balance		164,147	132,028
Unused credit commitments provision | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance		119,839	100,808
Transfer To 12 Month Expected Credit Loss		(55,295)	(42,728)
Transfer To Life Time Expected Credit Loss		11,365	9,314
Transfer To Impaired Financial Asset		(875)	(752)
Provided		65,455	53,076
Reversed		0	0
Provision used		0	0
Foreign exchange translation		(352)	121
Others	[1]	0	0
Ending balance		140,137	119,839
Unused credit commitments provision | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance		11,885	5,137
Transfer To 12 Month Expected Credit Loss		(8,523)	(110)
Transfer To Life Time Expected Credit Loss		(1,482)	(28)
Transfer To Impaired Financial Asset		1,119	981
Provided			5,905
Reversed		(1,564)	0
Provision used		0	0
Foreign exchange translation		0	0
Others	[1]	0	0
Ending balance		1,435	11,885
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance		100,430
Ending balance		83,851	100,430
Financial guarantee contracts | 12-month expected credit losses
Changes in provisions [Line Items]
Beginning balance		68,467	64,194
Transfer To 12 Month Expected Credit Loss		2,059	2,629
Transfer To Life Time Expected Credit Loss		(3,951)	(1,245)
Transfer To Impaired Financial Asset		0	(12)
Provided		8,258
Reversed			(4)
Provision used		0	0
Foreign exchange translation		(1,335)	1,302
Others	[1]	(18,948)	1,603
Ending balance		54,550	68,467
Financial guarantee contracts | Lifetime expected credit losses
Changes in provisions [Line Items]
Beginning balance		5,569	5,904
Transfer To 12 Month Expected Credit Loss		(2,059)	(2,629)
Transfer To Life Time Expected Credit Loss		3,951	1,245
Transfer To Impaired Financial Asset		0	0
Provided		1,845	96
Reversed		0	0
Provision used		0	0
Foreign exchange translation		(223)	323
Others	[1]	(1,748)	630
Ending balance		7,335	5,569
Financial guarantee contracts | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance		811	1,757
Transfer To 12 Month Expected Credit Loss		0	0
Transfer To Life Time Expected Credit Loss		0	0
Transfer To Impaired Financial Asset		0	12
Reversed		(822)	(943)
Provision used		0	0
Foreign exchange translation		(49)	102
Others	[1]	70	(117)
Ending balance		10	811
Other provisions
Changes in provisions [Line Items]
Beginning balance		218,425	204,214
Provided		267,198	0
Reversed		(2,709)	(27,343)
Provision used		(49,755)	(66,512)
Foreign exchange translation		(463)	1,802
Others	[1]	4,231	8,282
Business combination (Note 47)		195	97,982
Ending balance		437,122	218,425
Asset retirement
Changes in provisions [Line Items]
Beginning balance		64,922	49,183
Provided		898
Reversed		0	(1,280)
Provision used		(2,463)	(1,930)
Foreign exchange translation		(3)	0
Others	[1]	2,305	4,476
Business combination (Note 47)		0	14,473
Ending balance		65,659	64,922
Litigation
Changes in provisions [Line Items]
Beginning balance		8,789	25,554
Provided		4,317
Reversed		0	(981)
Provision used		(638)	(17,365)
Foreign exchange translation		0	0
Others	[1]	0	0
Business combination (Note 47)		0	1,581
Ending balance		12,468	8,789
Guarantee
Changes in provisions [Line Items]
Beginning balance		25,583	43,470
Provided		0
Reversed		(2,709)	(19,329)
Provision used		0	0
Foreign exchange translation		(1,030)	1,420
Others	[1]	112	22
Business combination (Note 47)		0	0
Ending balance		21,956	25,583
Other
Changes in provisions [Line Items]
Beginning balance		119,131	86,007
Provided		261,983
Reversed		0	(5,753)
Provision used		(46,654)	(47,217)
Foreign exchange translation		570	382
Others	[1]	1,814	3,784
Business combination (Note 47)		195	81,928
Ending balance		₩ 337,039	₩ 119,131

[1]	Others include effects of the provision from the new financial guarantee contracts measured at fair value, expired contracts, effects of unwinding and change of discount rate.